Amounts receivable (Tables)	9 Months Ended
May 31, 2022
Schedule of Summary of Receivables
	May 31, 2022	August 31, 2021
Receivable from precious metal sales	$664	-
Sales tax receivables (1)	576	432
Other	41	28
Amounts Receivable	$1,281	$460

(1)	Sales tax receivables are due from government tax authorities in Canada and Tanzania.

Schedule of Aged analysis of Receivables
	May 31, 2022	August 31, 2021
Less than 1 month	$703	$23
1 to 3 months	36	43
Over 3 months	542	394
	$1,281	$460